Accounts Receivable, net (including related parties) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accounts Receivable, net (including related parties)
Accounts receivable	$ 200,866	$ 236,782
Accounts receivable from related parties	10	31
Less: Loss allowance	0	0
Accounts receivable, net	$ 200,876	$ 236,813